COMMITMENTS AND CONTINGENCIES - Narrative (Details)				12 Months Ended
	Jun. 13, 2019 plaintiff	Aug. 31, 2018 plaintiff	Aug. 14, 2018 USD ($) plaintiff	Dec. 31, 2019 USD ($) minimum_payment
Loss Contingencies [Line Items]
Loss contingency accrual				$ 0
Tinder Optionholder Litigation
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff		6	10
Number of plaintiffs who filed a discontinuance of claims | plaintiff	2	4
Tinder Optionholder Litigation | Pending Litigation
Loss Contingencies [Line Items]
Damages sought			$ 2,000,000,000
Purchase Commitment - Three Year Cloud Computing
Loss Contingencies [Line Items]
Purchase obligations				150,000,000.0
Payments of commercial commitments				50,000,000.0
Prepaid asset				$ 8,700,000
Number of remaining minimum payments | minimum_payment				2
Commercial commitments due in the next two years				$ 10,000,000.0
Purchase Commitment - Three Year Cloud Computing | New IAC
Loss Contingencies [Line Items]
Purchase obligations				20,000,000.0
Purchase Commitment - Three Year Cloud Computing | Match Group
Loss Contingencies [Line Items]
Purchase obligations				80,000,000.0
Purchase Commitment - Two Year Cloud Computing
Loss Contingencies [Line Items]
Commercial commitments due in the next two years				59,300,000
Commercial commitments due in the next twelve months				40,900,000
Commercial commitments due in 2021				18,300,000
Purchase Commitments - Advertising
Loss Contingencies [Line Items]
Commercial commitments due in the next twelve months				23,800,000
Purchase obligations
Loss Contingencies [Line Items]
Purchase obligations				116,666,000
Commercial commitments due in the next twelve months				75,243,000
Remaining payment due in 2021				$ 41,423,000
Expedia | Corporate Aircraft Purchase
Loss Contingencies [Line Items]
Percentage of total purchase price and refurbish costs paid in related party transaction				50.00%
Expedia | Corporate Aircraft Purchase | Purchase obligations
Loss Contingencies [Line Items]
Remaining payment due in 2021				$ 13,100,000